Basis of Presentation	3 Months Ended
Mar. 31, 2017
Basis of Presentation/Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

Note 2 — Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles (“GAAP”) for interim financial information, which are the accounting principles that are generally accepted in the United States of America. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. The results of the Company’s operations for the three month period ended March 31, 2017 is not necessarily indicative of the results to be expected for the year ending December 31, 2017. These interim condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and notes for the years ended December 31, 2016 and 2015 included in the annual report Form 10-K filed with the U.S. Securities and Exchange Commission on April 17, 2017.